Liquidity and capital resources - Summary of Consolidated Cash Flows Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows From Capital Increase [Abstract]
Net cash used in operations	€ (12,185)	€ (14,633)
Net cash (used in)/from investing activities	100	50
Net cash (used in)/from financing activities	7,052	1,929
Effects of exchange rate changes	10	7
Change in Cash and cash equivalents	(5,217)	(12,646)
Change in Short-term investments		0
Net cash burned over the period	€ (5,217)	€ (12,646)	€ 5,200